Document and Entity Information	12 Months Ended
Jun. 30, 2011
Document and Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Entity Registrant Name	CARDINAL HEALTH INC
Entity Central Index Key	0000721371